Portfolio of investments—May 31, 2023 (unaudited)
Portfolio of investments

		Value
Investment companies: 100.52%
Affiliated master portfolios: 100.52%
Allspring Bloomberg US Aggregate ex-Corporate Portfolio		$35,170,329
Allspring Emerging Markets Bond Portfolio		2,952,337
Allspring Factor Enhanced Emerging Markets Equity Portfolio		12,540,711
Allspring Factor Enhanced International Equity Portfolio		41,020,160
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio		77,681,724
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio		19,199,707
Allspring High Yield Corporate Bond Portfolio		2,957,542
Allspring Investment Grade Corporate Bond Portfolio		18,310,076
Allspring Strategic Retirement Bond Portfolio		4,027,359
Allspring U.S. REIT Portfolio		4,336,986
Total investment companies (Cost $213,610,437)		218,196,931
Total investments in securities (Cost $213,610,437)	100.52%	218,196,931
Other assets and liabilities, net	(0.52)	(1,121,363)
Total net assets	100.00%	$217,075,568
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on investments allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Affiliated Income Allocated from affiliated Master Portfolios	Value, end of period
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	13.95%	13.88%	$(80,388)	$536,230	$0	$258,360	$7,752	$35,170,329
Allspring Emerging Markets Bond Portfolio	22.51	22.48	(21,624)	(1,389)	0	36,652	377	2,952,337
Allspring Factor Enhanced Emerging Markets Equity Portfolio	12.13	12.08	(187,916)	145,339	111,828	0	5,758	12,540,711
Allspring Factor Enhanced International Equity Portfolio	9.92	9.79	436,302	(826,761)	679,522	0	11,485	41,020,160
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	16.58	16.53	(97,975)	2,711,635	332,984	0	24,261	77,681,724
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	16.31	16.36	(509,411)	(1,077,149)	84,236	0	11,056	19,199,707
Allspring High Yield Corporate Bond Portfolio	22.49	22.50	(85,550)	30,574	0	47,566	597	2,957,542
Allspring Investment Grade Corporate Bond Portfolio	22.67	22.62	(108,591)	237,136	0	188,204	1,777	18,310,076
Allspring Strategic Retirement Bond Portfolio	14.43	14.42	(12,333)	46,202	0	50,054	208	4,027,359
Allspring U.S. REIT Portfolio	26.19	26.12	(58,143)	(188,082)	47,398	0	469	4,336,986
			$(725,629)	$1,613,735	$1,255,968	$580,836	$63,740	$218,196,931
The accompanying notes are an integral part of these financial statements.
Allspring Dynamic Target 2030 Funds | 1

Portfolio of investments—May 31, 2023 (unaudited)

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year Euro BUND Index	45	6-8-2023	$6,455,908	$6,544,074	$88,166	$0
TOPIX	37	6-8-2023	5,497,002	5,645,936	148,934	0
E-Mini NASDAQ 100 Index	30	6-16-2023	7,361,664	8,580,300	1,218,636	0
Japanese Yen Futures	93	6-16-2023	8,716,828	8,370,000	0	(346,828)
10-Year U.S. Treasury Notes	48	9-20-2023	5,481,464	5,494,500	13,036	0
Short
2-Year Euro SCHATZ	(252)	6-8-2023	(28,360,096)	(28,450,105)	0	(90,009)
E-Mini S&P 500 Index	(37)	6-16-2023	(7,274,425)	(7,752,425)	0	(478,000)
Euro STOXX 50 Index	(117)	6-16-2023	(5,410,033)	(5,273,836)	136,197	0
					$1,604,969	$(914,837)
The accompanying notes are an integral part of these financial statements.
2 | Allspring Dynamic Target 2030 Funds

Notes to portfolio of investments—May 31, 2023 (unaudited)
Notes to portfolio of investments
The Fund is a fund-of-funds which seeks to achieve its investment objective by investing in multiple diversified portfolios (collectively, the “affiliated Master Portfolios”) of Allspring Master Trust, a registered open-end management investment company.  Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Investments in the affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values and foreign exchange rates and is subject to interest rate risk, equity price risk and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Each Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Dynamic Target 2030 Funds | 3

Notes to portfolio of investments—May 31, 2023 (unaudited)
The following is a summary of the inputs used in valuing each Fund’s assets and liabilities as of May 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Investments measured at net asset value*				$218,196,931
Futures contracts	$1,604,969	$0	$0	1,604,969
Total assets	$1,604,969	$0	$0	$219,801,900

Liabilities
Futures contracts	$914,837	$0	$0	$914,837
Total liabilities	$914,837	$0	$0	$914,837

*
Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The aggregated affiliated Master Portfolios valued at $218,196,931 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
As of May 31, 2023, $1,578,200 was segregated as cash collateral for these open futures contracts.
For the three months ended May 31, 2023, the Funds did not have any transfers into/out of Level 3.
The investment objective of each affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg U.S. Aggregate ex-Corporate Index, before fee and expenses
Allspring Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JPMorgan EMBI Global Diversified Index, before fees and expenses
Allspring Factor Enhanced Emerging Markets Equity Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced International Equity Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	Seeks long-term capital appreciation
Allspring High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Bloomberg U.S. High Yield 2% Issuer Capped Bond Index, before fees and expenses
Allspring Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Bloomberg U.S. Corporate Bond Index, before fees and expenses
Allspring Strategic Retirement Bond Portfolio
Seeks to replicate the total return of a blended index that is weighted
50% to the Bloomberg U.S. Treasury Inflation-Linked 1-10 Year Bond
Index and 50% to the Bloomberg U.S. Government Intermediate Bond
Index, before fees and expenses

Allspring U.S. REIT Portfolio	Seeks to replicate the total return of the Dow Jones U.S. Select REIT Index, before fees and expenses
4 | Allspring Dynamic Target 2030 Funds